DEBT (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	September 30, 2024	December 31, 2023

Secured Term Loan	$338,625	$387,000
Secured Revolving Credit Facility	14,062	10,000
Borrowings from Long-Term 24 Month Working Capital Facilities	6,046	11,479
Less: unamortized debt issuance costs	(4,004)	(5,170)
Total loans and borrowings	354,729	403,309
Less: current installments	(70,546)	(71,744)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$284,183	$331,565

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	September 30, 2024	December 31, 2023

Short-term borrowings from working capital facilities	$54,598	$49,001
Less: unamortized debt issuance costs	(11)	(112)
Short-term debt, excluding current installments of long-term debt	$54,587	$48,889

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2024, are as follows (in US$ thousands):

2024	$17,938
2025	82,795
2026	64,500
2027	193,500
Thereafter	-
Total long-term debt	$358,733